OCCUPANCY COSTS (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
OCCUPANCY COSTS
Operating rent expense	$ 392,231	$ 249,485
Taxes, maintenance, insurance	121,989	37,738
Minor furniture and fixtures	919,732	507,976
Utilities and services	234,033	102,192
Total occupancy costs	$ 1,667,985	$ 897,391